INCOME TAXES - Reconciliation (Details) ¥ in Thousands, $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INCOME TAXES
(Loss) Income before income tax benefit (expense)	¥ (28,640)	$ 241,387	¥ 1,659,671	¥ 213,043
Statutory tax rate in the PRC	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ (7,160)		¥ 414,918	¥ 53,261
Effect of different tax rate of subsidiary operation in other jurisdiction			5,424
Non-deductible expenses	3		151,987	23
Effect of preferential tax rates		$ (12,235)	(84,120)
Research and development superdeduction	(767)		(21,849)	(5,106)
Income tax (benefit) expense	¥ (7,924)	$ 67,829	¥ 466,360	¥ 48,178